Business Segments and Geographic Areas - Business Segments (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenues	$ 5,302	$ 4,863	$ 4,680	$ 4,376	$ 4,713	$ 4,307	$ 4,206	$ 3,968	$ 19,221	$ 17,194	$ 13,475
Operating profit									3,199	3,389	2,809
Capital expenditures									614	569	479
Depreciation and amortization									738	616	549
Goodwill	9,049				7,172				9,049	7,172	6,151
Total assets	34,812				31,484				34,812	31,484	25,515
Discontinued Operations [Member]
Segment Reporting Information [Line Items]
Goodwill	333				343				333	343	52
Total assets	2,183				2,373				2,183	2,373	829
Rig Systems [Member]
Segment Reporting Information [Line Items]
Goodwill	1,279				1,097				1,279	1,097	943
Rig Aftermarket [Member]
Segment Reporting Information [Line Items]
Goodwill	906				649				906	649	556
Wellbore Technologies [Member]
Segment Reporting Information [Line Items]
Goodwill	4,425				3,769				4,425	3,769	3,683
Completion & Production Solutions [Member]
Segment Reporting Information [Line Items]
Goodwill	2,106				1,314				2,106	1,314	917
Operating Segments [Member] | Rig Systems [Member]
Segment Reporting Information [Line Items]
Revenues									8,450	7,077	5,686
Operating profit									1,594	1,685	1,562
Capital expenditures									61	81	70
Depreciation and amortization									82	64	61
Goodwill	1,279				1,097				1,279	1,097	943
Total assets	7,654				6,563				7,654	6,563	4,743
Operating Segments [Member] | Rig Aftermarket [Member]
Segment Reporting Information [Line Items]
Revenues									2,692	2,138	1,876
Operating profit									729	594	528
Capital expenditures									24	13	10
Depreciation and amortization									26	18	14
Goodwill	906				649				906	649	556
Total assets	2,475				1,930				2,475	1,930	1,569
Operating Segments [Member] | Wellbore Technologies [Member]
Segment Reporting Information [Line Items]
Revenues									5,211	5,184	4,455
Operating profit									915	983	726
Capital expenditures									226	247	245
Depreciation and amortization									420	389	381
Goodwill	4,425				3,769				4,425	3,769	3,683
Total assets	11,862				11,032				11,862	11,032	10,799
Operating Segments [Member] | Completion & Production Solutions [Member]
Segment Reporting Information [Line Items]
Revenues									4,309	3,994	2,483
Operating profit									613	684	456
Capital expenditures									212	169	103
Depreciation and amortization									210	145	93
Goodwill	2,106				1,314				2,106	1,314	917
Total assets	7,287				6,192				7,287	6,192	4,020
Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues									(1,441)	(1,199)	(1,025)
Operating profit									(652)	(557)	(463)
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Capital expenditures									91	59	51
Total assets	$ 3,351				$ 3,394				$ 3,351	$ 3,394	$ 3,555